Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net unrealized losses on investment securities available for sale and cash flow hedges	$ 200,094	$ 302,128
Allowance for credit losses	128,700	131,373
Lease liability	96,004	111,089
Employee benefits and deferred compensation	49,986	47,642
Net operating loss carryforwards	31,998	32,511
Tax credit carryforwards	18,450	14,143
Non-performing loan interest	6,974	7,923
Merger-related expenses	6,568	0
Unrealized losses on fair value hedges	3,996	4,252
Miscellaneous accrued expenses	3,233	4,948
FDIC special assessment	1,335	9,087
Fair value of investment securities and loans	0	1
Other	4,233	8,167
Total gross deferred tax assets	551,571	673,264
Less valuation allowance	(27,776)	(27,483)
Total deferred tax assets	523,795	645,781
Deferred tax liabilities
Right-of-use asset	(88,727)	(104,190)
Purchase accounting intangibles	(21,649)	(22,535)
Deferred loan costs	(16,281)	(16,293)
Surrender of BOLI policies	(14,227)	0
Excess tax over financial statement depreciation	(13,762)	(13,685)
Unrealized gain on hedged liabilities	(11,013)	(4,252)
Prepaid expense	(7,796)	(5,498)
Partnership investments	(2,304)	(2,995)
Other properties held for sale	(205)	(914)
Other	(6,153)	(4,899)
Total gross deferred tax liabilities	(182,117)	(175,261)
Net deferred tax asset	$ 341,678	$ 470,520